UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 72.7%
	CONSUMER DISCRETIONARY – 12.6%
13,080	Canadian Tire Corp. Ltd. - Class A	$867,742
27,170	Comcast Corp. - Class A	1,010,181
81,190	Compass Group PLC	938,311
17,830	DIRECTV - Class A*	886,151
22,650	Garmin Ltd.	880,858
52,150	Mattel, Inc.	1,956,146
9,660	NIKE, Inc. - Class B	941,657
18,120	Omnicom Group, Inc.	901,289
12,700	Shimano, Inc.	841,228
22,060	Time Warner, Inc.	1,043,438
8,300	USS Co., Ltd.	886,312
27,690	Whitbread PLC	1,065,530
		12,218,843
	CONSUMER STAPLES – 16.1%
93,100	Ajinomoto Co., Inc.	1,331,390
57,710	Asahi Group Holdings Ltd.	1,298,767
15,930	Beam, Inc.	893,832
14,940	Brown-Forman Corp. - Class B	1,048,489
48,394	Coca-Cola Co.	1,835,100
8,810	Colgate-Palmolive Co.	955,885
34,190	Diageo PLC	1,019,790
28,310	FamilyMart Co., Ltd.	1,258,276
14,520	Henkel A.G. & Co. KGaA	983,567
42,520	Kroger Co.	1,115,725
17,800	Lawson, Inc.	1,204,995
22,870	McCormick & Co., Inc.	1,476,487
41,980	Seven & I Holdings Co., Ltd.	1,223,421
		15,645,724
	HEALTH CARE – 26.1%
28,230	Abbott Laboratories	1,834,950
36,620	Astellas Pharma, Inc.	1,853,845
15,830	Baxter International, Inc.	1,049,054
18,380	Becton, Dickinson and Co.	1,409,195
57,374	Bristol-Myers Squibb Co.	1,872,114
18,960	C.R. Bard, Inc.	1,877,229
91,200	Chugai Pharmaceutical Co., Ltd.	1,810,473
4,710	Coloplast A/S - Class B	1,099,717
21,750	Eli Lilly & Co.	1,066,620
30,870	Getinge A.B. - B Shares	995,834
24,680	Gilead Sciences, Inc.*	1,851,000
24,250	Henry Schein, Inc.*	1,958,672

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
17,220	Hisamitsu Pharmaceutical Co., Inc.	$897,712
21,400	Ono Pharmaceutical Co., Ltd.	1,172,196
27,010	Patterson Cos., Inc.	921,041
77,700	Pfizer, Inc.	1,944,054
15,460	Quest Diagnostics, Inc.	893,279
20,200	Sysmex Corp.	914,631
		25,421,616
	INDUSTRIALS – 5.0%
64,530	Babcock International Group PLC	1,030,685
58,250	Experian PLC	968,447
20,010	Lockheed Martin Corp.	1,866,933
10,220	Stericycle, Inc.*	955,264
		4,821,329
	INFORMATION TECHNOLOGY – 11.9%
15,370	AtoS	1,092,499
53,640	CA, Inc.	1,188,662
53,250	EMC Corp.*	1,321,665
2,040	Google, Inc. - Class A*	1,424,675
55,250	Intel Corp.	1,081,243
17,600	Itochu Techno-Solutions Corp.	807,513
10,400	Otsuka Corp.	826,904
22,300	QUALCOMM, Inc.	1,418,726
14,100	SAP A.G.	1,100,908
41,600	Synopsys, Inc.*	1,364,480
		11,627,275
	MATERIALS – 1.0%
13,100	Sigma-Aldrich Corp.	950,012

	TOTAL COMMON STOCKS (Cost $64,587,832)	70,684,799

Principal Amount

	SHORT-TERM INVESTMENTS – 27.0%
$26,290,033	UMB Money Market Fiduciary, 0.01%1	26,290,033

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,290,033)	26,290,033

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

TOTAL INVESTMENTS – 99.7% (Cost $90,877,865)	$96,974,832
Other Assets in Excess of Liabilities – 0.3%	330,793

TOTAL NET ASSETS – 100.0%	$97,305,625

PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

Note 1 – Organization
GaveKal Knowledge Leaders Fund (formerly known as GaveKal Platform Company Fund) (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At November 30, 2012, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments and foreign currency translations for federal income tax purposes were as follows:

Cost of investments	$90,888,813

Gross unrealized appreciation	$7,127,761
Gross unrealized depreciation	(1,041,742)
Unrealized depreciation on foreign currency	(5,113)
Net unrealized appreciation on investments and foreign currency translations	$6,080,906

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2012 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 21	Level 32	Total
Investments
Common Stocks
Consumer Discretionary	$8,487,463	$3,731,380	$-	$12,218,843
Consumer Staples	7,325,519	8,320,205	-	15,645,724
Health Care	16,677,208	8,744,408	-	25,421,616
Industrials	2,822,196	1,999,133	-	4,821,329
Information Technology	7,799,451	3,827,824	-	11,627,275
Materials	950,012	-	-	950,012
Short-Term Investments	26,290,033	-	-	26,290,033
Total Investments	$70,351,882	$26,622,950	$-	$96,974,832

1
In accordance with procedures established by, and under the general supervision of the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $26,622,950 of investment securities were classified as Level 2 instead of Level 1.

2	The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GaveKal Knowledge Leaders Fund, a series of Investment Managers Series Trust
By:	/s/ John P. Zader
Title:	John P. Zader, President
Date:	1/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	1/25/13

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	1/25/13

* Print the name and title of each signing officer under his or her signature.